Consolidated statement of changes in equity - EUR (€) € in Millions		Total		Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2015		€ 45,610		€ 16,982	€ 5,759	€ 22,231	€ 44,972	€ 638
Unrealised revaluations available-for-sale investments and other revaluations		61	[1]		80		80	(19)
Realised gains/losses transferred to the statement of profit or loss		(146)	[1]		(146)		(146)
Changes in cash flow hedge reserve		77	[1]		111		111	(34)
Realised and unrealised revaluations property in own use		5	[1]		5		5
Remeasurement of the net defined benefit asset/liability 37		(65)	[1]		(65)		(65)
Exchange rate differences		(254)	[1]		(232)		(232)	(22)
Share of other comprehensive income of associates and joint ventures and other income		(14)			251	(265)	(14)
Total amount recognised directly in other comprehensive income net of tax		(336)			4	(265)	(261)	(75)
Net result		5,050	[1]		124	4,851	4,975	75
Total comprehensive income net of tax		4,714	[1]		128	4,586	4,714
Dividends 31		(2,553)				(2,521)	(2,521)	(32)
Changes in treasury shares		10			10		10
Employee stock options and share plans		82		7		75	82
Balance at Dec. 31, 2016		47,863		16,989	5,897	24,371	47,257	606
Unrealised revaluations available-for-sale investments and other revaluations		(283)	[1]		(293)		(293)	10
Realised gains/losses transferred to the statement of profit or loss		(92)	[1]		(90)		(90)	(2)
Changes in cash flow hedge reserve		(525)	[1]		(514)		(514)	(11)
Realised and unrealised revaluations property in own use		26	[1]			26	26
Remeasurement of the net defined benefit asset/liability 37		(29)	[1]		(29)		(29)
Exchange rate differences		(864)	[1]		(894)		(894)	30
Share of other comprehensive income of associates and joint ventures and other income		(5)			138	(143)	(5)
Total amount recognised directly in other comprehensive income net of tax		(1,772)			(1,682)	(117)	(1,799)	27
Net result		5,546	[1]		153	5,311	5,464	82
Total comprehensive income net of tax		3,774	[1]		(1,529)	5,194	3,665	109
Dividends 31		(2,564)				(2,564)	(2,564)
Changes in treasury shares		(6)			(6)		(6)
Employee stock options and share plans		77		56		21	77
Balance at Dec. 31, 2017		49,144	[2]	17,045	4,362	27,022	48,429	715
Net change in fair value of equity instruments at fair value through other comprehensive income		(461)	[1]		(518)	56	(461)	0
Net change in fair value of debt instruments at fair value through other comprehensive income		(177)	[1]		(177)		(177)	0
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		(56)	[1]		(54)		(54)	(2)
Changes in cash flow hedge reserve		382	[1]		342		342	41
Realised and unrealised revaluations property in own use		1	[1]		(2)	3	1	0
Remeasurement of the net defined benefit asset/liability 37		6	[1]		6		6
Exchange rate differences		(396)	[1]		(380)		(380)	(16)
Share of other comprehensive income of associates and joint ventures and other income		14			283	(270)	14
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		199	[1]		199		199
Total amount recognised directly in other comprehensive income net of tax		(488)		0	(301)	(211)	(512)	24
Net result		4,869	[1]		160	4,601	4,761	108
Total comprehensive income net of tax		4,381	[1]		(141)	4,391	4,250	132
Dividends 31		(2,668)				(2,607)	(2,607)	(61)
Changes in treasury shares		4			4		4
Employee stock options and share plans		63		44		19	63	0
Changes in composition of the group and other changes	[3]	(65)				(96)	(96)	31
Balance at Dec. 31, 2018		€ 49,851	[2]	€ 17,088	€ 3,621	€ 28,339	€ 49,049	€ 803

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]
2 Includes an amount for the initial recognition of the redemption liability related to the acquisition of Payvision Holding B.V. and Makelaarsland B.V. that reduces the Retained earnings of the Group. Future remeasurements of the redemption liability are recognised in the statement of profit or loss.